CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (50,575)	¥ (352,092)	¥ (259,297)	¥ (285,684)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Share-based compensation (note 22)	2,958	20,593	11,139	11,641
Loss in derecognition of underlying assets at sale-type lease commencement	3,049	21,229	0	0
Noncash lease expense	3,758	26,160	0	0
Depreciation of property, plant and equipment (note 10)	6,372	44,358	40,855	83,224
Amortization of intangible assets (note 13)	1,723	11,995	4,161	6,229
Amortization of land lease payments (note 11)	0	0	9,610	5,256
(Income)loss from equity method investments	729	5,078	20,747	(1,454)
Loss/ (gains) on disposal of long-lived assets	187	1,299	(4,711)	31,437
Deferred tax expense	(3,226)	(22,458)	7,502	12,703
Allowance for doubtful accounts, net	3,526	24,544	10,605	14,840
Impairment of long-lived assets	10,930	76,089	5,433	28,600
Impairment of Inventories	128	890	1,702	0
Interest and consultation expenses	7,646	53,229	46,232	125,290
Gains on disposal of subsidiaries (note 4)	0	0	(3,341)	(58,913)
Gains from disposal of an equity method investment (note 15)	0	0	(48,019)	0
Gains from revaluation of previously held equity interests (note 4)	(4,582)	(31,898)	(28,846)	0
Changes in operating assets and liabilities net of effects of acquisition and disposals:
Accounts receivable	513	3,574	48,384	43,406
Prepayments and other current assets	1,587	11,047	(9,876)	(4,205)
Inventories	(262)	(1,827)	1,803	(554)
Other non-current assets	267	1,860	41,081	7,057
Deposits for land use rights	0	0	0	(11,379)
Accounts payable	408	2,840	530	5,057
Accrued expenses and other liabilities	(8,754)	(60,947)	51,879	11,234
Deferred revenue	137	953	13,269	3,022
Income tax payable	432	3,010	45,719	6,504
Accrued unrecognized tax benefit	(2,328)	(16,204)	46,286	6,429
Operating lease liabilities	(1,817)	(12,649)	0	0
Net cash generated from (used in) operating activities	(28,058)	(195,347)	(38,591)	26,732
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	0	0	(252,250)	0
Redemption of short-term investments	7,182	50,000	202,250	0
Prepayment for operating license	0	0	0	(6,705)
Investment in equity method investees	0	0	(15,000)	(97,799)
Settlement of investment in CMCC	(15,099)	(105,119)	0	0
Acquisitions of business, net of cash acquired	(60,409)	(420,559)	(528,740)	0
Disposals of subsidiaries, net of cash disposed	0	0	0	17,528
Acquisitions of property, plant and equipment	(33,424)	(232,691)	(165,596)	(91,260)
Acquisitions of intangible assets	(83)	(576)	(1,779)	(749)
Deposits for the purchases of property, plant and equipment	(67,258)	(468,234)	(598,800)	(197,843)
Refund from deposits for the purchases of property, plant and equipment	2,155	15,000	9,844	42,640
Proceeds from disposal of an equity method investment (note 15)	973	6,779	212,855	0
Proceeds from disposal of property, plant and equipment	9,959	69,335	112,955	38,103
Proceeds from disposal of intangible assets	0	0	2,563	0
Proceeds from principal portion of direct financing leases	2,091	14,558	9,717	61,904
Net investment in direct financing leases	0	0	0	(50,000)
Cash distribution from equity method investments (note 15)	0	0	11,626	6,227
Net cash used in investing activities	(153,913)	(1,071,507)	(1,000,355)	(313,010)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	41,010	285,500	726,746	292,847
Proceeds from long-term bank and other borrowings	134,219	934,406	472,607	280,459
Borrowings from related parties (note 24)		0	174,314	350,969
Repayment of secured borrowings		0	(243,268)	(81,000)
Refund of deposit for marketable securities	0	0		2,156
Deposit for marketable securities	0	0		(22,557)
Repayment of short-term bank and other borrowings	(63,607)	(442,817)	(864,251)	(317,867)
Repayment of long-term bank and other borrowings	(36,460)	(253,828)	(504,792)	(87,387)
Redemption of mandatorily redeemable noncontrolling interests (note 1)	0	0		(97,106)
Payment for interest and consultation expenses	0	0		(143,415)
Purchase of subsidiary shares from noncontrolling interests	(1,436)	(9,993)	(58,314)	0
Capital injection from a noncontrolling interests in a subsidiary	0	0		12,800
Proceeds from issuance of contingently redeemable noncontrolling interests of a subsidiary		0	1,500,000	0
Net cash generated from financing activities	73,726	513,268	1,203,042	189,899
Effect of foreign exchange rate changes on cash and cash equivalent and restricted cash	166	1,161	459	157
Net (decrease) increase in cash	(108,079)	(752,425)	164,555	(96,222)
Cash and cash equivalents and restricted cash at beginning of the year	118,753	826,732	662,177	758,399
Cash and cash equivalents and restricted cash at end of the year	10,674	74,307	826,732	662,177
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	10,674	74,307	404,742	98,191
Restricted cash, current portion	0	0	421,990	563,986
Total cash and cash equivalents and restricted cash	10,674	74,307	826,732	662,177
Supplemental schedule of major cash flows information:
Income tax paid	(2,480)	(17,267)	(36,559)	(21,581)
Interest paid	(9,229)	(64,250)	(59,492)	(89,959)
Supplemental schedule of major non-cash activities:
Acquisition of investment in Guofu Huimei through utilization of prepayment of long-term investment (note 1)	0	0		174,000
Acquisition of investment in CMCC included in accrued expense and other liabilities (note 19)	0	0		116,939
Acquisition of investment in Tianjin Jiatai Group through effective settlement in other receivables, advance to suppliers and other payables (note 4)	98,490	685,669		0
Acquisition of property, plant and equipment, construction in progress and other intangible assets through utilization of deposits	55,871	388,960	205,816	4,914
Acquisition of property, plant and equipment, construction in progress and other intangible assets through utilization included in accrued expense and other liabilities	4,256	29,632	¥ 22,747	42,067
Mandatorily redeemable noncontrolling interest through advance from long-term investment	$ 0	¥ 0		¥ 521,396